CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income/(loss)	$ 202,768	$ 164,343	$ (224,425)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	187,827	138,330	111,279
Amortization of deferred charges	7,209	6,704	9,040
Amortization of deferred charter revenue	3,282	6,672	6,641
Vessel impairment charge	0	1,927	333,149
Adjustment of derivatives to fair value recognized in net income	(17,142)	(11,591)	20,432
(Gain)/loss on investments in debt and equity securities	(18,171)	(995)	22,453
Equity in earnings of associated companies	(2,833)	(4,194)	(4,286)
Gain on sale of assets and termination of charters	(13,228)	(39,405)	(2,250)
Gain on sale of subsidiaries	0	0	(1,894)
Repayments from investment in sales-type, direct financing and leaseback assets	17,025	36,276	60,590
Loss/(gain) on repurchase of bonds	0	727	(67,533)
Loss on early termination of swaps	0	0	4,538
Other, net	1,381	1,072	(6,559)
Changes in operating assets and liabilities
Trade accounts receivable	(9,033)	(4,073)	(2,352)
Due to/ from related parties	4,836	(4,317)	21,035
Other receivables and other current assets	(11,026)	6,518	(2,628)
Inventories	(6,271)	(1,315)	(873)
Prepaid expenses and accrued income	(10,725)	(3,806)	(962)
Trade accounts payable	6,118	447	(2,198)
Accrued expenses and other current liabilities	13,108	275	3,278
Net cash provided by operating activities	355,125	293,595	276,475
Investing activities
Additions to direct financing leases and leaseback assets	0	0	(65,030)
Purchase of vessels, capital improvements and other additions	(602,499)	(581,622)	(55,016)
Proceeds from sale of vessels and termination of charters	83,333	183,886	210,920
Proceeds from sale of subsidiaries, net of cash disposed of	0	0	14,676
Net amounts received from associated companies	2,916	9,998	31,467
Payments for acquisition of debt and equity securities	0	(1,350)	(1,287)
Proceeds from redemption of debt and equity securities	14,989	9,608	23,661
Collateral deposits (received)/paid on swap agreements	2,173	(9,970)	17,922
Other investments and long-term assets, net	0	400	(974)
Net cash (used in)/provided by investing activities	(499,088)	(389,050)	176,339
Financing activities
Repayments of lease obligation liability	(51,204)	(48,887)	(68,599)
Proceeds from issuance of short-term and long-term debt	959,595	586,750	397,231
Repayments of short-term and long-term debt	(611,310)	(301,451)	(624,588)
Repurchase of bonds	0	(215,098)	(66,570)
Debt fees paid	(7,142)	(8,025)	(4,752)
Payment for early settlements of interest rate swaps, net	0	0	(4,539)
Principal settlements of cross currency swaps, net	0	0	(11,706)
Proceeds from shares issued, net of issuance costs	0	89,280	61,485
Cash dividends paid	(111,574)	(77,552)	(109,394)
Net cash provided by/(used in) financing activities	178,365	25,017	(431,432)
Net change in restricted cash and cash and cash equivalents	34,402	(70,438)	21,382
Cash, restricted cash and cash equivalents at start of the year	153,960	224,398	203,016
Cash, restricted cash and cash equivalents at end of the year	188,362	153,960	224,398
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	188,362	145,622	215,445
Restricted cash	0	8,338	8,953
Cash, restricted cash and cash equivalents at end of the year	188,362	153,960	224,398
Supplemental disclosure of cash flow information:
Interest paid on debt, swaps and leases, net of capitalized interest	$ 109,682	$ 96,827	$ 131,026